Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
PRC	$ 9,266,586	$ 6,082,916	$ 2,863,419
Non-PRC	(5,559,127)	(9,183,561)	(260,649)
Income (loss) before income taxes, total	$ 3,707,459	$ (3,100,645)	$ 2,602,770